Intangible Assets, Net	12 Months Ended
Mar. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

	As of March 31,	As of March 31,
	2023	2022
Land use right, cost	$841,421	$910,808
Customer relationship (Note 15)	8,149,366	8,822,973
Proprietary technology	1,900,000
Trademark	10,187	11,027
Software, cost	1,041,799	1,127,710
Total	11,942,773	10,872,518
Less: accumulated amortization	(2,496,518)	(771,113)
Intangible assets, net	$9,446,255	$10,101,405

As of March 31, 2023 and 2022, the Company pledged its land use right on its land with a carrying value of $83,520 (12,120 square meters) and $93,140 (12,120 square meters), respectively, as the collateral for a short-term bank loan (see Note 10). Additions to intangible assets for the year ended March 31, 2023 amounting to $1,900,000 were acquired from issuing ordinary shares with non-cash transactions.

Amortization expense was $1,763,779, $633,807 and $31,425 for the years ended March 31, 2023, 2022 and 2021, respectively.

Estimated future amortization expense is as follows as of March 31, 2023:

Years ending March 31,	Amortization expense
2024	$2,132,482
2025	2,132,482
2026	2,132,482
2027	2,132,482
2028	916,327
Thereafter	-
$9,446,255